Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021
Warrants [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)		$ 3
Expected dividend yield (in Dollars)		$ 0
Warrants [Member] | Bottom of range [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 0.283
Expected term		2 years
Expected average volatility		75.00%
Risk-free interest rate		0.16%
Warrants [Member] | Top of range [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 1.602
Expected term		5 years
Expected average volatility		95.00%
Risk-free interest rate		1.08%
Stock Options [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Expected dividend yield (in Dollars)
Stock Options [Member] | Bottom of range [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)	$ 4.09
Expected term	5 years 3 months
Expected average volatility	70.00%
Risk-free interest rate	3.48%
Stock Options [Member] | Top of range [Member]
Equity (Details) - Schedule of Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)	$ 7.02
Expected term	7 years
Expected average volatility	76.00%
Risk-free interest rate	4.27%